Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts receivable and prepaid expenses [Abstract]
Prepaid expenses	$ 3,581	$ 4,467
Government authorities	3,005	5,052
Related parties	615	183
Other	3,312	3,143
Total prepaid expense and other assets current	$ 10,513	$ 12,845